Pro Forma and Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012	Dec. 31, 2011
Assets
Real estate securities, available-for-sale	$ 1,861,200	[1],[2],[3]	$ 289,756
Investments in excess mortgage servicing rights at fair value	307,568	[1]	245,036	43,971
Investments in excess mortgage servicing rights, equity method investees, at fair value	358,032	[1]
Investment in consumer loans, equity method investees	192,498	[1]
Residential mortgage loans, held-for-investment	33,060	[1]
Cash and cash equivalents	172,203	[1]
Other assets	7,283	[1]	84
[Assets]	2,931,844	[1]	534,876	43,971
Liabilities
Repurchase agreements	1,467,934	[1]	150,922
Trades Payable	149,181	[1]
Due to affiliate	7,109	[1]	5,136	158
Dividends Payable	44,308	[1]
Accrued expenses and other liabilities	2,276	[1]	462	755
Purchase price payable on investments in excess mortgage servicing rights				3,250
[Liabilities]	1,670,808	[1]	156,520	4,163
Commitments and contingencies		[1]
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,186,279 issued and outstanding at September 30, 2013	2,532	[1]
Additional paid-in capital	1,157,040	[1]	362,830
Retained earnings	85,776	[1]
Newcastle's Equity				39,808
Accumulated other comprehensive income	15,688	[1]	15,526
Total New Residential stockholders' equity	1,261,036	[1]	378,356	39,808
Minority interest in equity of consolidated subsidiaries
Total equity	1,261,036		378,356	39,808
[LiabilitiesAndStockholdersEquity]	2,931,844	[1]	534,876	43,971
Closed Transaction Adjustments
Assets
Real estate securities, available-for-sale	135,470	[4]
Investments in excess mortgage servicing rights at fair value	36,100	[5]
Investments in excess mortgage servicing rights, equity method investees, at fair value	5,900	[6]
Servicer advance investments	3,149,252	[7]
Cash and cash equivalents	(76,555)	[8]
Restricted Cash	35,159	[9]
Derivative Assets	41,033	[10]
[Assets]	3,326,359
Liabilities
Repurchase agreements	360,677	[11]
Trades Payable	(149,181)	[12]
Notes Payable	2,908,616	[13]
[Liabilities]	3,120,112
Commitments and contingencies
Equity
Minority interest in equity of consolidated subsidiaries	206,247	[14]
Total equity	206,247
[LiabilitiesAndStockholdersEquity]	3,326,359
Pending Transaction Adjustments
Assets
Investments in excess mortgage servicing rights at fair value	33,200	[5]
Servicer advance investments	125,123
Restricted Cash	1,251	[9]
[Assets]	159,574
Liabilities
Notes Payable	111,985	[13]
Payable related to pending transactions	39,646	[15]
[Liabilities]	151,631
Commitments and contingencies
Equity
Minority interest in equity of consolidated subsidiaries	7,943	[14]
Total equity	7,943
[LiabilitiesAndStockholdersEquity]	159,574
Pro Forma
Assets
Real estate securities, available-for-sale	1,996,670
Investments in excess mortgage servicing rights at fair value	376,868
Investments in excess mortgage servicing rights, equity method investees, at fair value	363,932
Servicer advance investments	3,274,375
Investment in consumer loans, equity method investees	192,498
Residential mortgage loans, held-for-investment	33,060
Cash and cash equivalents	95,648
Restricted Cash	36,410
Derivative Assets	41,033
Other assets	7,283
[Assets]	6,417,777
Liabilities
Repurchase agreements	1,828,611
Trades Payable
Notes Payable	3,020,601
Payable related to pending transactions	39,646
Due to affiliate	7,109
Dividends Payable	44,308
Accrued expenses and other liabilities	2,276
[Liabilities]	4,942,551
Commitments and contingencies
Equity
Common stock, $0.01 par value, 2,000,000,000 shares authorized, 253,186,279 issued and outstanding at September 30, 2013	2,532
Additional paid-in capital	1,157,040
Retained earnings	85,776
Accumulated other comprehensive income	15,688
Total New Residential stockholders' equity	1,261,036
Minority interest in equity of consolidated subsidiaries	214,190
Total equity	1,475,226
[LiabilitiesAndStockholdersEquity]	$ 6,417,777

[1]	Represents our historical consolidated balance sheet at September 30, 2013.
[2]	Fair value, which is equal to carrying value for all securities. See Note 9 regarding the estimation of fair value.
[3]	The total outstanding face amount was $16.4 million for fixed rate securities and $2.0 billion for floating rate securities.
[4]	Represents the investments in Non-Agency RMBS and Agency ARM RMBS subsequent to September 30, 2013.
[5]	Represents the commitment to invest $69.3 million in Excess MSRs on portfolios of residential mortgage loans with an aggregate UPB of approximately $31.0 billion. As of January 22, 2014, we have closed on $36.1 million of these investments. The commitment amount is based on the UPB at September 30, 2013. The actual amount invested will be based on the UPB at time of close.
[6]	Represents the additional $5.9 million investment related to Pool 10.
[7]	Represents the investments in Purchased Servicer Advances and the Purchased Basic Fee. The commitment amount is based on the UPB at December 31, 2013. The actual amount invested will be based on the UPB at the time of close. The pending transactions are based on current estimates of the balances at the time of close. The actual amount invested may be different based on the servicer advances balance at the time of close.
[8]	Represents adjustments to the cash and cash equivalents balance. The adjustment to the cash and cash equivalents balance includes cash inflows from (i) the net increase in repurchase agreements related to Agency ARM RMBS and Non-Agency RMBS ($210.7 million); (ii) the repurchase agreement related to the Consumer Loan Companies ($150.0 million); (iii) the notes payable related to the secured corporate loan ($75.0 million) and (iv) the note payable related to the residential mortgage loans ($22.8 million). The adjustment to the cash and cash equivalents balance includes cash outflows from (i) the servicer advances transaction ($167.4 million); (ii) the trades payable balance at September 30, 2013 ($149.2 million); (iii) the net purchase of Agency ARM RMBS and Non-Agency RMBS (#135.5 million); (iv) the Excess MSR transactions ($42.0 million); and (v) the acquisition of non-performing loans, which are treated as derivative assets ($41.0 million).
[9]	Represents restricted cash related to the financing of the Purchased Servicer Advances.
[10]	Represents the derivative assets, which represent the $41.0 million net investment in non-performing loans.
[11]	Represents the net increase in repurchase agreements related to Agency ARM RMBS, Non-Agency RMBS and the Consumer Loan Companies. The net increase related to Agency ARM RMBS was approximately $136.0 million. The net increase related to Non-Agency RMBS was approximately $74.7 million and related to (i) the termination of an existing master repurchase agreement and entering into a new master repurchase agreement subsequent to September 30, 2013 ($71.4 million), (ii) repurchase agreements entered into subsequent to September 30, 2013 related to Non-Agency RMBS purchased or previously held on an unlevered basis ($330.1 million) and (iii) the repayment of repurchase agreements related to Non-Agency RMBS sold subsequent to September 30, 2013 ($326.7 million). The increase related to the Consumer Loan Companies was $150.0 million.
[12]	Represents the settlement of trades payable related to Agency ARM RMBS and Non-Agency RMBS which had not settled on September 30, 2013.
[13]	Represents the notes payable related to the secured corporate loan ($75.0 million), the Purchased Servicer Advances ($2.9 billion) and residential mortgage loans ($22.8 million).
[14]	Represents the non-controlling interest of the third party co-investors in the Purchased Servicer Advances. The amounts were calculated by multiplying the total estimated net assets related to the Purchased Servicer Advances by the current estimated non-controlling interest percentage of 55.2%. This percentage is based on the assumption that New Residential will fund 100% of the pending Purchased Servicer Advances. The actual Purchased Servicer Advances balance and non-controlling interest percentage may differ.
[15]	Represents the payable related to pending transactions including Excess MSRs and the Purchased Servicer Advances. The amounts payable on these pending transactions will be funded with cash, potentially including proceeds from this offering.